Stockholders' Equity (Details 6) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 99,735	$ 137,296	$ 355,388	$ 430,673
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	86,846	128,151	290,922	300,127	$ 355,055	$ 47,041
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 12,889	$ 9,145	$ 64,466	$ 130,546	$ 140,870	$ 77,706